Warrants (Details 11) - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Warrants Outstanding	44,158,331	27,584,665
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.33	$ 0.53
Remaining Contractual Life (Years)	9 months 18 days	1 year 1 month 17 days
Warrants [Member] | Exercise Price 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.55	$ 14.00
Warrants Outstanding	18,601,123	17,183
Remaining Contractual Life (Years)	1 month 6 days	29 days
Expiry Date	Nov. 30, 2020	Nov. 30, 2019
Warrants [Member] | Exercise Price 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.44	$ 0.44
Warrants Outstanding	757,125	757,125
Remaining Contractual Life (Years)	1 month 6 days	1 year 14 days
Expiry Date	Nov. 30, 2020	Nov. 15, 2020
Warrants [Member] | Exercise Price 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.16	$ 0.55
Warrants Outstanding	8,409,091	21,253,089
Remaining Contractual Life (Years)	1 year	1 year 14 days
Expiry Date	Nov. 01, 2021	Nov. 15, 2020
Warrants [Member] | Exercise Price 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.13	$ 0.55
Warrants Outstanding	5,000,000	3,409,091
Remaining Contractual Life (Years)	1 year 3 months 18 days	1 year 6 months
Expiry Date	Feb. 10, 2022	May 01, 2021
Warrants [Member] | Exercise Price 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.13	$ 0.44
Warrants Outstanding	10,000,000	2,148,177
Remaining Contractual Life (Years)	1 year 6 months	3 years 7 months 28 days
Expiry Date	May 15, 2022	Jun. 28, 2023
Warrants [Member] | Exercise Price 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 0.44
Warrants Outstanding	2,148,117
Remaining Contractual Life (Years)	2 years 8 months 12 days
Expiry Date	Jun. 28, 2023